Distribution of Income from operations, excluding Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 78,021	$ 68,131	$ 154,031	$ 134,805
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	58,326	49,436	117,877	97,002
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	5,171	3,521	8,615	10,307
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	11,826	12,592	22,610	22,447
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 2,698	$ 2,582	$ 4,929	$ 5,049